Bank Loans (Tables)	12 Months Ended
Dec. 31, 2012
Bank Loans [Abstract]
Schedule Of Composition Of Long-Term Loans

	December 31	December 31
	2011	2012
Long-term loans	$7,337	$4,389
Less - current maturities	3,311	2,165

	$4,026	$2,224

Schedule Of Repayment Of Long-Term Loans
2013	$2,165
2014	349
2015	325
2016	281
2017	268
Thereafter	1,001

$4,389

Schedule of Short-term Loans, Bank Credit, And Current Maturities

	December 31		December 31
	2011	2012	2011	2012
	%	%
	Interest rate
In NIS	6.96	5.09	$984	$2,081
In USD	4.74	4.13	1,477	2,014
In Euro	5.50	5.50	1,021	1,108
			3,482	5,203
Current maturities of
long-term loans			3,311	2,165

			$6,793	$7,368